SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of fixed assets (Details)	12 Months Ended
Dec. 31, 2017
Buildings and their components | Minimum
FIXED ASSETS
Estimated useful life of fixed assets	12 years
Buildings and their components | Maximum
FIXED ASSETS
Estimated useful life of fixed assets	40 years
Furniture and equipment | Minimum
FIXED ASSETS
Estimated useful life of fixed assets	3 years
Furniture and equipment | Maximum
FIXED ASSETS
Estimated useful life of fixed assets	7 years
Receiving, distribution and telecommunication networks | Minimum
FIXED ASSETS
Estimated useful life of fixed assets	3 years
Receiving, distribution and telecommunication networks | Maximum
FIXED ASSETS
Estimated useful life of fixed assets	20 years
Customer equipment | Minimum
FIXED ASSETS
Estimated useful life of fixed assets	3 years
Customer equipment | Maximum
FIXED ASSETS
Estimated useful life of fixed assets	5 years